Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Income (loss) before income taxes	$ 167,829	$ (38,407)	$ (16,706)
Canada
Disclosure of geographical areas [line items]
Income (loss) before income taxes	170,538	7,360	380
Outside Canada
Disclosure of geographical areas [line items]
Income (loss) before income taxes	$ (2,709)	$ (45,767)	$ (17,086)